Basis of Presentation and General Information, Excess of Consideration Over Acquired Assets (Details) $ in Thousands		12 Months Ended
	Sep. 23, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Excess of Consideration over Carrying Value of Acquired Assets [Abstract]
Consideration		$ 0	$ 29,750	$ 62,000
Carrying value of net assets of companies sold		0	24,074	0
Less: Carrying value of net assets of companies acquired		0	(8,933)	0
Less: Consideration received in cash		0	(10,000)	0
Less: Settlement of related party payables		0	(1,150)	0
Excess of consideration over acquired assets		$ 0	33,741	62,000
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio	0.05
COVID 19 [Member]
Basis of Presentation and General Information [Abstract]
Reduction in revenue			$ (519)	$ (487)